SEI TAX EXEMPT TRUST

Short Duration Municipal Fund

Supplement Dated April 12, 2005
to the Class A Shares Prospectus Dated December 31, 2004

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Short Duration Municipal Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Short Duration Municipal Fund. In the section entitled "Investment Adviser and Sub-Advisers," the paragraph relating to Weiss, Peck & Greer Investments under the sub-section entitled "Sub-Advisers and Portfolio Managers" is hereby deleted and replaced with the following paragraphs:

Neuberger Berman Management Inc. (NBMI), located at 605 Third Avenue, New York, NY 10158 serves as the Sub-Adviser to the Short Duration Municipal Fund.

Janet Fiorenza, Managing Director, Head of Municipal Cash Management, manages the Short Duration Municipal Fund. Ms. Fiorenza joined NBMI in 2005. Prior to that, Ms. Fiorenza had been with Weiss, Peck & Greer Investments since 1988 and with its predecessor since 1980.

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SEI TAX EXEMPT TRUST

Tax Free Fund

Supplement Dated April 12, 2005
to the Class A Shares Prospectus Dated December 31, 2004

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Tax Free Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Tax Free Fund. In the section entitled "Investment Adviser and Sub-Adviser," the paragraph relating to Weiss, Peck & Greer Investments under the sub-section entitled "Sub-Adviser and Portfolio Manager" is hereby deleted and replaced with the following paragraph:

Neuberger Berman Management Inc. (NBMI), located at 605 Third Avenue, New York, NY 10158 serves as the Sub-Adviser to the Fund. Janet Fiorenza, Managing Director, Head of Municipal Cash Management, manages the Fund. Ms. Fiorenza joined NBMI in 2005. Prior to that, Ms. Fiorenza had been with Weiss, Peck & Greer Investments since 1988 and with its predecessor since 1980.

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SEI TAX EXEMPT TRUST

Institutional Tax Free Fund
Massachusetts Tax Free Money Market Fund

Supplement Dated April 12, 2005
to the Class A, Class B and Class C Shares Prospectuses Dated December 31, 2004

This Supplement provides new and additional information beyond that contained in the Class A, Class B and Class C Shares Prospectuses, and should be read in conjunction with such Prospectuses.

Change in Sub-Adviser for the Institutional Tax Free and Massachusetts Tax Free Money Market Funds

The Prospectuses are hereby amended and supplemented to reflect the following change in the portfolio management of the Institutional Tax Free and Massachusetts Tax Free Money Market Funds. In the section entitled "Investment Adviser and Sub-Adviser," the paragraph relating to Weiss, Peck & Greer Investments under the sub-section entitled "Sub-Adviser and Portfolio Manager" is hereby deleted and replaced with the following paragraph:

Neuberger Berman Management Inc. (NBMI), located at 605 Third Avenue, New York, NY 10158 serves as the Sub-Adviser to the Fund. Janet Fiorenza, Managing Director, Head of Municipal Cash Management, manages the Fund. Ms. Fiorenza joined NBMI in 2005. Prior to that, Ms. Fiorenza had been with Weiss, Peck & Greer Investments since 1988 and with its predecessor since 1980.

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SEI TAX EXEMPT TRUST

California Tax Exempt Fund
Pennsylvania Tax Free Fund

Supplement Dated April 12, 2005
to the Class A, B and C Shares Prospectuses Dated December 31, 2004

This Supplement provides new and additional information beyond that contained in the Class A, B and C Shares Prospectuses, and should be read in conjunction with such Prospectuses.

Change in Sub-Adviser for the California Tax Exempt and Pennsylvania Tax Free Funds

The Prospectuses are hereby amended and supplemented to reflect the following change in the portfolio management of the California Tax Exempt and Pennsylvania Tax Free Funds. In the section entitled "Investment Adviser and Sub-Adviser," the paragraph relating to Weiss, Peck & Greer Investments under the sub-section entitled "Sub-Adviser and Portfolio Manager" is hereby deleted and replaced with the following paragraph:

Neuberger Berman Management Inc. (NBMI), located at 605 Third Avenue, New York, NY 10158 serves as the Sub-Adviser to the Fund. Janet Fiorenza, Managing Director, Head of Municipal Cash Management, manages the Fund. Ms. Fiorenza joined NBMI in 2005. Prior to that, Ms. Fiorenza had been with Weiss, Peck & Greer Investments since 1988 and with its predecessor since 1980.

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SEI TAX EXEMPT TRUST

Intermediate-Term Municipal Fund
Short Duration Municipal Fund
California Municipal Bond Fund
Massachusetts Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
Pennsylvania Municipal Bond Fund
Institutional Tax Free Fund
Tax Free Fund
California Tax Exempt Fund
Pennsylvania Tax Free Fund
Massachusetts Tax Free Money Market Fund

Supplement Dated April 12, 2005
to the Statement of Additional Information ("SAI") Dated December 31, 2004

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Sub-Adviser

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the California Tax Exempt, Tax Free, Institutional Tax Free, Pennsylvania Tax Free, Massachusetts Tax Free Money Market and Short Duration Municipal Funds. In the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Weiss, Peck & Greer Investments on page S-26 is hereby deleted and replaced with the following:

Neuberger Berman Management Inc. ("NBMI") serves as investment sub-adviser to the California Tax Exempt, Pennsylvania Tax Free, Institutional Tax Free, Tax Free, Massachusetts Tax Free Money Market and Short Duration Municipal Funds. NBMI is an indirect, wholly-owned subsidiary of Lehman Brothers Holdings Inc. ("LBHI"), a corporation listed on the New York Stock Exchange under the ticker symbol "LEH" and related to numerous LBHI subsidiaries.

Change in Investment Policies of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds

The SAI is hereby supplemented to reflect that each of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds (each a "Fund" and, together, the "Funds") may invest in: (i) non-investment grade municipal securities; and (ii) interest rate swaps, as discussed below.

Accordingly, the sub-sections relating to the Funds under the section entitled "Investment Objectives and Policies" on pages S-2 to S-6 are herein deleted and replaced with the following:

INTERMEDIATE-TERM MUNICIPAL FUND-The Fund's investment objective is to seek the highest level of income exempt from Federal income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal income taxes, based upon opinions from bond counsel for the issuers. The issuers of these securities can be located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The Fund may invest up to 20% of its assets in taxable debt securities for defensive purposes or when sufficient tax exempt securities considered appropriate by SEI Investments Management Corporation ("SIMC") or the Fund's investment sub-adviser are not available for purchase.

The Fund may, with respect to at least 80% of its net assets, purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating, or, if not rated, are of comparable quality as determined by the Fund's investment sub-adviser: (i) municipal bonds rated BBB- or better by Standard and Poor's Rating Group ("S&P") or Baa3 or better by Moody's Investors Service, Inc. ("Moody's"); (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this Statement of Additional Information, as well as the "Description of Ratings" in Appendix A of this Statement of Additional Information for information about ratings. In addition, the Fund may invest up to 20% of its net assets in lower-rated or non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and may engage in interest rate swaps.

There could be economic, business or political developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Accordingly, the Fund will not invest more than 25% of its assets in: (a) municipal securities whose issuers are located in the same state; and (b) municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and the Fund's investment sub-adviser determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

SHORT DURATION MUNICIPAL FUND-The Fund's investment objective is to seek a high level of income exempt from Federal income taxes, consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal income taxes, based upon opinions from bond counsel for the issuers. The issuers of these securities can be located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The Fund may invest up to 20% of its assets in taxable debt securities.

The Fund may, with respect to at least 80% of its net assets, purchase the following types of municipal securities, but only if such securities, at the time of purchase, either have the requisite rating, or, if not rated, are of comparable quality as determined by the Fund's investment sub-adviser: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-2 by S&P or MIG-2 or VMIG-2 by Moody's; and (iii) tax-exempt commercial paper rated at least A-2 by S&P or Prime-2 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this Statement of Additional Information, as well as the "Description of Ratings" in Appendix A of this Statement of Additional Information for information about ratings. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and may engage in interest rate swaps.

The Fund also may invest in other securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

CALIFORNIA MUNICIPAL BOND FUND-The Fund's investment objective is to seek the highest level of current income exempt from Federal and California income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal and California state income taxes ("California Securities"). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. California Securities constitute municipal obligations of the state of California and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.

The Fund may, with respect to at least 80% of its net assets, purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Fund's investment sub-adviser: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this Statement of Additional Information, as well as the "Description of Ratings" in Appendix A of this Statement of Additional Information for information about ratings. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and may engage in interest rate swaps.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and the Fund's investment sub-adviser determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

MASSACHUSETTS MUNICIPAL BOND FUND-The Fund's investment objective is to seek the highest level of current income exempt from Federal and Massachusetts income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from both Federal and Massachusetts state income taxes ("Massachusetts Securities"). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. Massachusetts Securities constitute municipal obligations of the Commonwealth of Massachusetts and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.

The Fund may, with respect to at least 80% of its net assets, purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Fund's investment sub-adviser: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this Statement of Additional Information, as well as the "Description of Ratings" in Appendix A of this Statement of Additional Information for information about ratings. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and may engage in interest rate swaps.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and the Fund's investment sub-adviser determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

NEW JERSEY MUNICIPAL BOND FUND-The Fund's investment objective is to seek the highest level of income exempt from Federal and New Jersey income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from both Federal and New Jersey state income taxes ("New Jersey Securities"). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. New Jersey Securities constitute municipal obligations of the State of New Jersey and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.

The Fund may, with respect to at least 80% of its net assets, purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Fund's investment sub-adviser: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this Statement of Additional Information, as well as the "Description of Ratings" in Appendix A of this Statement of Additional Information for information about ratings. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and may engage in interest rate swaps.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and the Fund's investment sub-adviser determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

NEW YORK MUNICIPAL BOND FUND-The Fund's investment objective is to seek the highest level of current income exempt from Federal and New York state and city personal income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from both Federal and New York state and city income taxes ("New York Securities"). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. New York Securities constitute municipal obligations of the State of New York and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.

The Fund may, with respect to at least 80% of its net assets, purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Fund's investment sub-adviser: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this Statement of Additional Information, as well as the "Description of Ratings" in Appendix A of this Statement of Additional Information for information about ratings. Municipal obligations owned by the Fund which become less than the prescribed investment quality will be sold at a time when, in the judgment of the Fund's investment sub-adviser, it does not substantially impact the market value of the Fund. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and may engage in interest rate swaps.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and the Fund's investment sub-adviser determine that market conditions so warrant, the Fund can maintain an average-weighted maturity of less than three years.

PENNSYLVANIA MUNICIPAL BOND FUND-The Fund's investment objective is to provide current income exempt from Federal and Pennsylvania income taxes, consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from both Federal and Pennsylvania state income taxes. Under normal circumstances, the Fund will invest at least 90% (and intends to invest 100%) of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. In addition, for temporary defensive purposes when, in the opinion of SIMC or the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.

The Fund may, with respect to at least 80% of its net assets, purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Fund's investment sub-adviser: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this Statement of Additional Information, as well as the "Description of Ratings" in Appendix A of this Statement of Additional Information for information about ratings. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and may engage in interest rate swaps.

The Fund will typically maintain a dollar-weighted average portfolio maturity of seven years or less. Each security purchased will typically have an average maturity of no longer than fifteen years.

In addition, the following paragraphs are hereby added under the section entitled "Description of Permitted Investments and Risk Factors" following the last paragraph in the "Fixed Income Securities" sub-section on page S-10:

Lower Rated Securities. Lower-rated bonds or non-investment grade bonds are commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower rated securities are defined as securities below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, a Fund's adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

In addition, the following paragraphs are hereby added under the section entitled "Description of Permitted Investments and Risk Factors" following the disclosure of "Standby Commitments and Put Transactions" on page S-15:

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS-Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, the Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, a Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). A Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered as required by the 1940 Act. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund's total assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

A Fund will enter into swaps only with counterparties that the adviser or sub-adviser, as applicable, believes to be creditworthy. In addition, a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise "cover" its position as required by the 1940 Act.

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